Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2017
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Capital Appreciation & Income Fund, Inc.
Central Index Key	dei_EntityCentralIndexKey	0001689311
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Aug. 30, 2017
Prospectus Date	rr_ProspectusDate	Sep. 05, 2017